Segment Information - Schedule of Geographical Segment Analysis (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Disclosure of geographical areas [line items]
Revenue	₨ 909,012	$ 13,144	₨ 909,549	[1]	₨ 714,644
India [member]
Disclosure of geographical areas [line items]
Revenue	591,599	8,554	525,562		440,097
China [member]
Disclosure of geographical areas [line items]
Revenue	37,868	548	83,871		61,020
UAE [member]
Disclosure of geographical areas [line items]
Revenue	10,150	147	34,567		48,054
Malaysia [member]
Disclosure of geographical areas [line items]
Revenue	48,657	704	53,092		28,647
Others [member]
Disclosure of geographical areas [line items]
Revenue	₨ 220,738	$ 3,191	₨ 212,457		₨ 136,826

[1]	Restated (Refer Note 2(b))